Income taxes - Components of Income Before Income Tax Expense and Income from Equity Method Investments (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Income Before Income Tax Expense and Income from Equity Method Investments [Abstract]
U.S.	$ 941	$ 773	$ 957
Non-U.S.	687	530	503
Total income before income tax expense and income from equity method investments	$ 1,628	$ 1,303	$ 1,460